United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 31.4%
		U.S. Treasury Bonds – 12.0%
$2,200,000		11.250%, 2/15/2015	2,953,328
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,435,274
2,050,000		8.750%, 5/15/2017	2,887,297
1,000,000		8.125%, 5/15/2021	1,536,484
4,000,000		7.125%, 2/15/2023	5,955,625
10,500,000		6.250%, 8/15/2023 - 5/15/2030	15,035,859
1,500,000		7.500%, 11/15/2024	2,353,359
7,700,000		7.625%, 2/15/2025	12,230,969
7,750,000	[1]	6.875%, 8/15/2025	11,713,398
11,000,000		5.250%, 2/15/2029	14,837,968
1,500,000		5.375%, 2/15/2031	2,082,891
18,000,000		3.500%, 2/15/2039	19,605,938
37,000,000		4.375%, 5/15/2040 - 5/15/2041	46,654,529
13,750,000		3.875%, 8/15/2040	15,953,223
2,000,000		4.750%, 2/15/2041	2,670,625
20,000,000	[1]	3.750%, 8/15/2041	22,751,562
7,000,000		3.125%, 11/15/2041	7,083,125
		TOTAL	193,741,454
		U.S. Treasury Notes – 19.4%
37,000,000		1.375%, 10/15/2012 - 9/30/2018	37,113,242
12,000,000		0.625%, 2/28/2013 - 4/30/2013	12,068,965
23,250,000		1.750%, 4/15/2013 - 10/31/2018	23,714,711
54,800,000		0.500%, 5/31/2013	55,033,327
39,600,000		4.250%, 8/15/2013 - 8/15/2015	43,748,390
24,000,000	[1]	1.250%, 2/15/2014 - 4/15/2014	24,503,676
30,000,000	[1]	1.000%, 5/15/2014 - 10/31/2016	30,289,391
11,500,000		2.625%, 6/30/2014 - 12/31/2014	12,186,918
10,000,000		2.375%, 8/31/2014	10,542,717
5,000,000		2.500%, 4/30/2015	5,335,156
6,000,000		2.000%, 4/30/2016 - 11/15/2021	6,076,425
18,380,000		5.125%, 5/15/2016	21,865,164
5,000,000		3.625%, 2/15/2021	5,705,469
14,500,000		3.125%, 5/15/2021	15,898,457
10,066,300		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	10,673,424
		TOTAL	314,755,432
		TOTAL U.S. TREASURY (IDENTIFIED COST $466,810,688)	508,496,886
		GOVERNMENT AGENCIES – 27.1%
		Federal Farm Credit System – 2.8%
500,000		5.550%, 7/23/2014	565,425
20,000,000	[1]	1.625%, 11/19/2014	20,566,644
1,000,000		4.300%, 12/15/2014	1,110,850
1,000,000		5.200%, 1/7/2015	1,139,934
8,000,000		3.850%, 2/11/2015	8,803,064
1,000,000		5.570%, 11/23/2016	1,202,357
4,300,000		3.875%, 1/12/2021	4,791,727

Principal Amount			Value
$249,000		5.800%, 11/10/2021	319,474
5,000,000		5.410%, 4/17/2036	6,277,438
		TOTAL	44,776,913
		Federal Home Loan Bank System – 9.2%
1,000,000		2.375%, 5/13/2013	1,028,385
30,200,000		0.500%, 8/28/2013	30,253,566
27,000,000		3.625%, 10/18/2013 - 3/12/2021	29,031,877
10,000,000		0.375%, 11/27/2013	9,985,874
1,000,000		2.750%, 12/12/2014	1,056,615
1,000,000		2.875%, 6/12/2015	1,069,753
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,446,818
38,000,000		3.125%, 3/11/2016	41,025,875
14,000,000		5.375%, 5/18/2016	16,528,476
		TOTAL	148,427,239
		Federal Home Loan Mortgage Corporation – 4.9%
12,000,000		4.625%, 10/25/2012	12,475,209
8,000,000		3.500%, 5/29/2013	8,376,241
5,000,000		1.000%, 7/30/2014	5,044,272
18,000,000	[1]	4.750%, 1/19/2016	20,625,378
7,000,000		2.500%, 5/27/2016	7,391,014
14,000,000		5.250%, 4/18/2016	16,396,132
5,000,000	[1]	5.125%, 11/17/2017	5,989,891
70,000		6.750%, 9/15/2029	101,940
3,000,000		5.625%, 11/23/2035	3,294,536
		TOTAL	79,694,613
		Federal National Mortgage Association – 7.2%
1,000,000		5.250%, 8/1/2012	1,032,523
6,000,000		2.875%, 12/11/2013	6,292,961
42,000,000	[1]	0.875%, 8/28/2014	42,202,113
8,000,000		0.750%, 12/19/2014	8,034,584
60,000,000	[1]	1.250%, 9/28/2016	59,693,136
		TOTAL	117,255,317
		Tennessee Valley Authority Bonds – 3.0%
37,550,000		5.500%, 7/18/2017	45,418,456
2,000,000		5.250%, 9/15/2039	2,506,782
		TOTAL	47,925,238
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $421,561,838)	438,079,320
		Mortgage-Backed Securities – 18.6%
		Federal Home Loan Mortgage Corporation – 6.9%
53,724,444		4.000%, 3/1/2039 - 9/1/2040	55,887,283
52,732,854		4.500%, 4/1/2039 - 8/1/2041	55,525,032
		TOTAL	111,412,315
		Federal National Mortgage Association – 11.7%
1,107		7.500%, 6/1/2012	1,124
128,657,814	[2]	3.500%, 9/1/2025 - 12/1/2041	133,160,510
27,989,532		4.500%, 1/1/2040 - 5/1/2041	29,561,022
26,364,503		4.000%, 10/1/2040 - 12/1/2040	27,455,445
		TOTAL	190,178,101

Principal Amount			Value
		Government National Mortgage Association – 0.0%
$34,007		7.500%, 10/15/2026 - 10/15/2027	39,250
124,819		6.500%, 10/15/2031	141,874
		TOTAL	181,124
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $297,837,469)	301,771,540
		Collateralized Mortgage Obligations – 20.6%
		Federal Home Loan Mortgage Corporation – 13.3%
8,059,419		REMIC K007 A1, 3.342%, 12/25/2019	8,577,927
21,059,563		REMIC K010 A1, 3.320%, 7/25/2020	22,394,084
21,955,987		REMIC K011 A1, 2.917%, 8/25/2020	22,876,745
19,674,922		REMIC K014 A1, 2.724%, 10/25/2020	20,440,999
30,000,000		REMIC K015 A2, 3.230%, 7/25/2021	30,763,296
22,000,000		REMIC K701 A2, 3.876%, 11/25/2017	23,997,030
20,000,000		REMIC K702 A2, 3.154%, 2/25/2018	21,028,694
20,500,000		REMIC K703 A2, 2.699%, 5/25/2018	21,020,780
20,700,000		REMIC K704 A2, 2.412%, 8/25/2018	20,806,847
14,391,751		REMIC 2601 DA, 4.000%, 4/15/2023	15,125,558
8,638,618		REMIC 3322 FB, 0.638%, 5/15/2037	8,606,116
		TOTAL	215,638,076
		Federal National Mortgage Association – 7.3%
11,653		REMIC 1988-16 B, 9.500%, 6/25/2018	13,326
5,420		REMIC 1989-35 G, 9.500%, 7/25/2019	6,336
10,000,000		REMIC 2005-87 PE, 5.000%, 12/25/2033	10,965,923
8,266,335		REMIC 2007-46 FA, 0.627%, 5/25/2037	8,240,313
3,900,129		REMIC 2008-17 PA, 4.500%, 10/25/2037	4,123,064
9,498,123		REMIC 2009-14 PB, 3.500%, 3/25/2024	9,982,196
5,389,054		REMIC 2009-14 PC, 4.000%, 3/25/2024	5,723,666
18,573,263		REMIC 2010-M6 A1, 2.210%, 9/25/2020	18,762,513
16,691,945		REMIC 2011-M7 A1, 2.049%, 9/25/2018	16,978,033
31,000,000		REMIC 2011-M7 A2, 2.578%, 9/25/2018	31,400,483
12,400,000		REMIC 2011-M8 A2, 2.922%, 8/25/2021	12,461,008
		TOTAL	118,656,861
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $327,984,336)	334,294,937
		FDIC-GUARANTEED DEBT – 1.0%
15,000,000		General Motors Acceptance Corp., LLC, 2.200%, 12/19/2012	15,307,609
500,000		New York Community Bancorp, Inc., 3.000%, 12/16/2011	500,437
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $15,563,490)	15,808,046
		Repurchase Agreements – 12.1%
15,314,000	[3]	Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N. A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222.	15,314,000
15,260,000	[4]	Interest in $71,847,000 joint repurchase agreement 0.13%, dated 11/14/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $71,854,265 on 12/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2041 and the market value of those underlying securities was $73,478,412.	15,260,000

Principal Amount		Value
$164,708,000	Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N. A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222 (Purchased with proceeds from securities lending collateral).	164,708,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	195,282,000
	TOTAL INVESTMENTS — 110.8% (IDENTIFIED COST $1,725,039,821)[5]	1,793,732,729
	OTHER ASSETS AND LIABILITIES - NET — (10.8)%[6]	(174,680,882)
	TOTAL NET ASSETS — 100%	$1,619,051,847
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$158,624,711	$164,708,000
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At November 30, 2011, the cost of investments for federal tax purposes was $1,725,039,821. The net unrealized appreciation of investments for federal tax purposes was $68,692,908. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,154,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,461,602.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions as of November 30, 2011, or represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Trust generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012